Share-based compensation - Summary of Stock Option Activity and Related Information (Detail) - Options [member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding, beginning of year	89,178	287,996
Number of Options, Granted	917,490
Number of Options, Forfeited	(44,714)	(198,818)
Number of Options Outstanding, end of year	961,954	89,178
Number of Options Exercisable, end of year	44,464	77,066
Weighted Average Exercise Price Outstanding, beginning of year	$ 10.41	$ 25.34
Weighted Average Exercise Price, Granted	0.56
Weighted Average Exercise Price, Forfeited	12.06	32.04
Weighted Average Exercise Price, Outstanding, end of year	0.94	10.41
Weighted Average Exercise Price, Exercisable, end of year	$ 8.74	$ 10.67